Fair Value Measurements - Schedule of Assets and Liabilities Subject to Fair Value Measurements (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Total liabilities	$ 1,808	$ 799,750	$ 29,007
Level 1 [Member]
Liabilities
Total liabilities
Level 2 [Member]
Liabilities
Total liabilities
Level 3 [Member]
Liabilities
Total liabilities	1,808	799,750	29,007
Warrant liabilities – Common Share Warrants [Member]
Liabilities
Total liabilities	589	486,495	26,283
Warrant liabilities – Common Share Warrants [Member] | Level 1 [Member]
Liabilities
Total liabilities
Warrant liabilities – Common Share Warrants [Member] | Level 2 [Member]
Liabilities
Total liabilities
Warrant liabilities – Common Share Warrants [Member] | Level 3 [Member]
Liabilities
Total liabilities	589	486,495	26,283
Warrant liabilities – Preferred Share Warrants [Member]
Liabilities
Total liabilities		64
Warrant liabilities – Preferred Share Warrants [Member] | Level 1 [Member]
Liabilities
Total liabilities
Warrant liabilities – Preferred Share Warrants [Member] | Level 2 [Member]
Liabilities
Total liabilities
Warrant liabilities – Preferred Share Warrants [Member] | Level 3 [Member]
Liabilities
Total liabilities		64
Derivative Liability [Member]
Liabilities
Total liabilities	1,219	313,191	2,724
Derivative Liability [Member] | Level 1 [Member]
Liabilities
Total liabilities
Derivative Liability [Member] | Level 2 [Member]
Liabilities
Total liabilities
Derivative Liability [Member] | Level 3 [Member]
Liabilities
Total liabilities	$ 1,219	313,191	$ 2,724
Previously Reported [Member]
Liabilities
Total liabilities		799,749
Previously Reported [Member] | Level 1 [Member]
Liabilities
Total liabilities
Previously Reported [Member] | Level 2 [Member]
Liabilities
Total liabilities
Previously Reported [Member] | Level 3 [Member]
Liabilities
Total liabilities		799,749
Previously Reported [Member] | Warrant liabilities – Common Share Warrants [Member]
Liabilities
Total liabilities		486,495
Previously Reported [Member] | Warrant liabilities – Common Share Warrants [Member] | Level 1 [Member]
Liabilities
Total liabilities
Previously Reported [Member] | Warrant liabilities – Common Share Warrants [Member] | Level 2 [Member]
Liabilities
Total liabilities
Previously Reported [Member] | Warrant liabilities – Common Share Warrants [Member] | Level 3 [Member]
Liabilities
Total liabilities		$ 486,495